SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation allowances and qualifying accounts
Cumulative effect of change in accounting principle		$ 621
Allowance for credit losses on fixed income securities
Valuation allowances and qualifying accounts
Balance as of beginning of period	$ 0
Cumulative effect of change in accounting principle		0
Additions charged to costs and expenses	255
Additions other additions	0
Deductions	255
Balance as of end of period	0	0
Allowance for credit losses on mortgage loans
Valuation allowances and qualifying accounts
Balance as of beginning of period	0	0	$ 0
Cumulative effect of change in accounting principle		6,129
Additions charged to costs and expenses	9,691	0	0
Additions other additions	0	0	0
Deductions	4,727	0	0
Balance as of end of period	11,093	0	0
Allowance for credit losses on reinsurance recoverables
Valuation allowances and qualifying accounts
Balance as of beginning of period	34	0
Cumulative effect of change in accounting principle		621
Additions charged to costs and expenses	0	34
Additions other additions	0	0
Deductions	31	0
Balance as of end of period	624	34	$ 0
Allowance for credit losses on other assets
Valuation allowances and qualifying accounts
Balance as of beginning of period	4,259
Cumulative effect of change in accounting principle		0
Additions charged to costs and expenses	0
Additions other additions	0
Deductions	129
Balance as of end of period	4,130	4,259
Allowance for credit losses on commitments to fund mortgage loans
Valuation allowances and qualifying accounts
Balance as of beginning of period	0
Cumulative effect of change in accounting principle		97
Additions charged to costs and expenses	0
Additions other additions	0
Deductions	97
Balance as of end of period	$ 0	$ 0